OTHER RECEIVABLES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
OTHER RECEIVABLES
Schedule of other receivables
	March 31, 2022	December 31, 2021
Advance to staff for petty cash	$36,590	19,302
Staff loan	100,000	10,845
	136,590	30,147

	December 31, 2021	December 31, 2020
Prepaid trademark and system set up fee	-	3,318
Advances to staff	19,302	-
Others	10,845	2,453
	30,147	5,771